Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	¥ 213,064
2022	274,457
2023	145,219
2024	104,132
2025	88,748
Thereafter	882,938
Total undiscounted lease payments	1,708,558
Less: imputed interest	(472,774)
Total lease liabilities	1,235,784	¥ 418,635
Finance leases
2021	21,070
2022	392,378
Total undiscounted lease payments	413,448
Less: imputed interest	(46,565)
Total lease liabilities	¥ 366,883	¥ 360,781